TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION [Abstract]
Income Tax Expense
Income tax expense comprises:

	Year ended December 31,
	2019 $	2020 $	2021 $

Current income tax	56,296	117,649	289,998
Deferred tax	(4,333)	(27,451)	(975)
Withholding tax expense	33,901	51,442	43,842
	85,864	141,640	332,865

Reconciliation of Income Tax at Statutory Corporate Income Tax Rate
The reconciliation of tax computed by applying the tax rate of 17% which is also the statutory corporate income tax rate for its Singapore’s corporate office for the years ended December 31, 2019, 2020 and 2021 is as follows:

	Year ended December 31,
	2019 $	2020 $	2021 $

Loss before income tax and share of results of equity investees	(1,368,619)	(1,483,238)	(1,715,184)

Tax expense computed at tax rate of 17%	(232,665)	(252,150)	(291,581)
Changes in valuation allowance	265,776	403,329	828,141
Non-deductible expenses	4,207	9,554	19,569
Effect of concessionary tax rate and tax reliefs	(42,404)	(82,951)	(183,962)
Withholding tax expense	33,901	51,442	43,842
Foreign earnings at different tax rates	60,721	15,103	(82,388)
Others	(3,672)	(2,687)	(756)
	85,864	141,640	332,865

Significant Components of Deferred Taxes
The significant components of deferred taxes are as follows:

	As of December 31,
	2020 $	2021 $
Deferred tax assets:
Property and equipment	2,904	3,290
Deferred revenue	141,356	145,003
Unutilized tax losses and unused capital allowances	960,998	1,690,773
Provision and accrued expenses	21,170	28,807
Allowance for credit losses	6,346	13,012
Others	3,137	7,811
Valuation allowance	(1,016,676)	(1,768,957)
Total deferred tax assets	119,235	119,739

Deferred tax liabilities:
Property and equipment	(2,001)	(6,949)
Intangible assets	(433)	(1,174)
Deferred channel costs	(13,750)	(13,783)
Others	(4,673)	(1,070)
Total deferred tax liabilities	(20,857)	(22,976)
Net deferred tax assets	98,378	96,763